Segment reporting - Operating Segments (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Segment Reporting [Abstract]
Number of operating segments | segment									4
Segment Reporting Information [Line Items]
Gross premiums written	$ 190,358	$ 124,737	$ 147,740	$ 125,705	$ 191,203	$ 184,856	$ 149,035	$ 143,320	$ 588,540	$ 668,414	$ 650,187
Net premiums written	173,268	116,451	129,317	123,160	186,744	182,928	146,291	141,075	542,196	657,038	646,018
Net premiums earned	182,015	141,712	140,810	146,315	198,392	203,248	145,452	153,050	610,852	700,142	621,442
Loss and loss adjustment expenses incurred, net	177,919	110,487	89,106	87,786	140,394	85,703	82,334	95,068	465,298	403,499	438,414
Acquisition costs, net	39,321	54,817	43,671	49,253	61,851	118,271	58,006	57,498	187,062	295,626	206,498
Other underwriting expenses	9,714	6,072	7,793	7,221	8,336	7,286	9,636	8,839	30,800	34,097	29,667
Net underwriting loss									(72,308)	(33,080)	(53,137)
Net investment income (loss)	204,798	121,956	137,211	(185,027)	61,614	(3,138)	69,131	154,953	278,938	282,560	(251,433)
Net corporate and other expenses	(10,957)	(14,965)	(8,878)	(6,415)	(8,033)	(7,009)	(13,825)	(7,418)	(41,215)	(36,285)	(16,184)
Interest expense	(2,068)	(2,068)	(2,046)	(2,048)	(2,074)	(2,074)	(2,051)	(2,029)	(8,230)	(8,228)	(8,228)
Foreign exchange (gains) losses	(8,348)	(5,885)	797	8,217	(10,298)	4,921	4,260	(2,518)	(5,219)	(3,635)	7,503
Income (loss) before income tax (expense) benefit	$ 138,486	$ 69,374	$ 127,324	$ (183,218)	$ 29,020	$ (15,312)	$ 52,991	$ 134,633	$ 151,966	$ 201,332	$ (321,479)
Underwriting ratios:
Loss ratio									76.20%	57.60%	70.50%
Acquisition cost ratio									30.60%	42.20%	33.20%
Other underwriting expense ratio									5.00%	4.90%	4.80%
Combined ratio									111.80%	104.70%	108.50%
A&H
Segment Reporting Information [Line Items]
Gross premiums written									$ 3,392	$ 4,587	$ 3,225
Net premiums written									3,392	4,587	3,225
Net premiums earned									3,207	4,665	3,098
Loss and loss adjustment expenses incurred, net									3,319	3,907	2,624
Acquisition costs, net									313	365	540
Other underwriting expenses									114	156	93
Net underwriting loss									$ (539)	$ 237	$ (159)
Underwriting ratios:
Loss ratio									103.50%	83.80%	84.70%
Acquisition cost ratio									9.80%	7.80%	17.40%
Other underwriting expense ratio									3.60%	3.30%	3.00%
Combined ratio									116.90%	94.90%	105.10%
Specialty
Segment Reporting Information [Line Items]
Gross premiums written									$ 368,722	$ 420,982	$ 489,691
Net premiums written									349,783	412,085	485,522
Net premiums earned									407,951	465,426	466,524
Loss and loss adjustment expenses incurred, net									342,596	313,750	315,632
Acquisition costs, net									112,464	149,497	156,533
Other underwriting expenses									18,744	20,144	18,314
Net underwriting loss									$ (65,853)	$ (17,965)	$ (23,955)
Underwriting ratios:
Loss ratio									84.00%	67.40%	67.70%
Acquisition cost ratio									27.60%	32.10%	33.60%
Other underwriting expense ratio									4.60%	4.30%	3.90%
Combined ratio									116.20%	103.80%	105.20%
Property
Segment Reporting Information [Line Items]
Gross premiums written									$ 187,480	$ 155,208	$ 83,051
Net premiums written									160,075	152,729	83,051
Net premiums earned									171,556	141,477	77,208
Loss and loss adjustment expenses incurred, net									119,455	90,577	59,411
Acquisition costs, net									48,744	54,769	37,235
Other underwriting expenses									6,036	4,722	2,315
Net underwriting loss									$ (2,679)	$ (8,591)	$ (21,753)
Underwriting ratios:
Loss ratio									69.60%	64.00%	76.90%
Acquisition cost ratio									28.40%	38.70%	48.20%
Other underwriting expense ratio									3.50%	3.30%	3.00%
Combined ratio									101.50%	106.00%	128.10%
Runoff & Other
Segment Reporting Information [Line Items]
Gross premiums written									$ 28,946	$ 87,637	$ 74,220
Net premiums written									28,946	87,637	74,220
Net premiums earned									28,138	88,574	74,612
Loss and loss adjustment expenses incurred, net									(72)	(4,735)	60,747
Acquisition costs, net									25,541	90,995	12,190
Other underwriting expenses									5,906	9,075	8,945
Net underwriting loss									$ (3,237)	$ (6,761)	$ (7,270)